(SEC File Nos. 033-36962 / 811-06175)


                               ECLIPSE FUNDS INC.

                              Short Term Bond Fund


                         Supplement dated April 12, 2001
                      to the Prospectus dated March 1, 2001


          Claude Athaide Ph.D., CFA and Gary Goodenough have replaced Christopher Harms as portfolio manager of the Short Term Bond Fund. Their biographies can be found on pages ninety-two and ninety-three of the prospectus.
























                                                                   MSEC16-04/01